UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

The Cash Management Trust of America®
Investment portfolio

June 30, 2006
unaudited

Short-term securities — 101.23%	Yield at acquisition	Principal amount (000)	Market value (000)

COMMERCIAL PAPER — 73.41%
3M Co. August 24, 2006	5.14%	$25,000	$24,807
Allied Irish Banks N.A. Inc. August 22, 2006[1]	5.33	50,000	49,611
American Express Credit Corp. July 7, 2006	5.01	50,000	49,953
American Express Credit Corp. July 12, 2006	5.05	50,000	49,920
American General Finance Corp. August 25, 2006	5.20	50,000	49,605
American Honda Finance Corp. July 6, 2006	5.01	116,932	116,838
American Honda Finance Corp. July 21, 2006	5.11	15,200	15,155
American Honda Finance Corp. July 24, 2006	5.05	25,000	24,917
Amsterdam Funding Corp. July 5, 2006[1]	5.06	50,000	49,965
Amsterdam Funding Corp. July 27, 2006[1]	5.22	100,000	99,610
Amsterdam Funding Corp. August 7, 2006[1]	5.23	50,000	49,726
Anheuser-Busch Cos., Inc. August 8, 2006[1]	5.11	50,000	49,725
Atlantic Industries July 7, 2006[1]	4.97	40,000	39,962
Atlantic Industries July 25, 2006[1]	5.03	50,000	49,826
Atlantic Industries July 28, 2006[1]	5.03	50,000	49,805
Atlantic Industries August 14, 2006[1]	5.26	40,000	39,739
Bank of America Corp. July 13, 2006	5.07	50,000	49,909
Bank of America Corp. July 14, 2006	5.07	50,000	49,902
Bank of America Corp. July 18, 2006	5.08	38,800	38,703
Bank of America Corp. August 14, 2006	5.15	80,000	79,487
Bank of Montreal August 8, 2006	5.10	25,000	24,862
Bank of Nova Scotia July 17, 2006	5.05	50,000	49,881
Bank of Nova Scotia August 22, 2006	5.34	100,000	99,219
Bank of Nova Scotia August 25, 2006	5.25	75,000	74,411
Barclays U.S. Funding LLC August 18, 2006	5.18	100,000	99,317
Barton Capital LLC July 20, 2006[1]	5.12	29,100	29,018
Barton Capital LLC July 27, 2006[1]	5.21	50,000	49,806
Barton Capital LLC July 28, 2006[1]	5.23	50,000	49,798
Barton Capital LLC August 11, 2006[1]	5.18	86,000	85,484
BASF AG July 3, 2006[1]	5.09	50,000	49,979
BASF AG August 16, 2006[1]	5.18	50,000	49,674
BASF AG August 21, 2006[1]	5.36	80,000	79,386
Becton, Dickinson and Co. July 17, 2006	5.09	15,200	15,164
Becton, Dickinson and Co. August 4, 2006	5.21	9,300	9,253
BMW U.S. Capital LLC July 10, 2006[1]	5.10	20,000	19,972
BMW U.S. Capital LLC August 4, 2006[1]	5.23	7,000	6,965
BMW U.S. Capital LLC August 25, 2006[1]	5.27	25,000	24,802
BNP Paribas Finance Inc. August 15, 2006	5.20	100,000	99,342
CAFCO, LLC July 7, 2006[1]	5.00	75,000	74,930
CAFCO, LLC July 12, 2006[1]	5.04	50,000	49,919
CAFCO, LLC July 13, 2006[1]	5.04	50,000	49,913
CAFCO, LLC September 5, 2006[1]	5.41	50,000	49,522
Calyon North America Inc. July 6, 2006	5.03	50,000	49,958
Calyon North America Inc. August 2, 2006	5.25	51,100	50,855
Canadian Wheat Board July 18, 2006	5.01	35,000	34,913
Caterpillar Financial Services Corp. July 24, 2006	5.05	43,400	43,255
Caterpillar Financial Services Corp. July 31, 2006	5.21	108,600	108,183
Caterpillar Financial Services Corp. August 1, 2006	5.22	37,000	36,856
Chevron Funding Corp. July 11, 2006	5.02	50,000	49,924
Chevron Funding Corp. July 19, 2006	5.03	75,000	74,802
Chevron Funding Corp. July 26, 2006	5.02	50,000	49,829
Clipper Receivables Co., LLC July 17, 2006[1]	5.21	75,000	74,816
Clipper Receivables Co., LLC July 25, 2006[1]	5.24	75,000	74,728
Clipper Receivables Co., LLC August 21, 2006[1]	5.21	50,000	49,622
Concentrate Manufacturing Co. of Ireland July 12, 2006[1]	5.04	75,000	74,874
Concentrate Manufacturing Co. of Ireland July 13, 2006[1]	5.09	13,300	13,276
Concentrate Manufacturing Co. of Ireland July 31, 2006[1]	5.24	50,000	49,775
DaimlerChrysler Revolving Auto Conduit LLC II July 17, 2006	5.08	35,000	34,916
Danske Corp. August 7, 2006[1]	5.27	50,000	49,724
Danske Corp. August 16, 2006[1]	5.25	44,200	43,871
Danske Corp. August 23, 2006[1]	5.32	50,000	49,622
Depfa Bank PLC August 14, 2006[1]	5.28	14,900	14,802
Dexia Delaware LLC July 28, 2006	5.20	50,000	49,799
Dexia Delaware LLC August 29, 2006	5.38	57,000	56,494
E.I. duPont de Nemours and Co. July 20, 2006[1]	5.15	13,500	13,461
E.I. duPont de Nemours and Co. July 28, 2006[1]	5.20	90,000	89,637
Edison Asset Securitization LLC August 23, 2006[1]	5.21	50,000	49,619
Export Development Canada July 10, 2006	5.01	25,000	24,965
Export Development Canada July 24, 2006	5.04	25,000	24,916
Export Development Canada August 28, 2006	5.32	31,500	31,228
Export Development Canada August 30, 2006	5.29	105,000	104,100
Export Development Canada August 31, 2006	5.30	50,000	49,564
FCAR Owner Trust I July 10, 2006	5.09	50,000	49,929
FCAR Owner Trust I July 17, 2006	5.09	100,000	99,764
Gannett Co. July 11, 2006[1]	5.03	92,300	92,158
Gannett Co. July 13, 2006[1]	5.03	94,300	94,136
General Electric Capital Services, Inc. August 1, 2006	5.28	50,000	49,767
General Electric Capital Services, Inc. August 4, 2006	5.28	75,000	74,617
General Electric Capital Services, Inc. August 24, 2006	5.23	50,000	49,615
General Dynamics Corp. August 11, 2006[1]	5.15	100,000	99,422
General Dynamics Corp. August 16, 2006[1]	5.15	50,000	49,672
Harvard University August 8, 2006	5.09	25,000	24,863
Hershey Co. July 12, 2006[1]	5.02	45,000	44,925
Hershey Co. August 7, 2006[1]	5.14	20,000	19,892
Hewlett-Packard Co. July 31, 2006[1]	5.24	70,000	69,686
HSBC Finance Corp. August 15, 2006	5.14	50,000	49,669
HSBC Finance Corp. August 21, 2006	5.32	50,000	49,619
HSBC USA Inc. August 15, 2006	5.28	50,000	49,666
HSBC USA Inc. August 23, 2006	5.21	50,000	49,620
HSBC USA Inc. August 24, 2006	5.35	45,000	44,635
IBM Capital Inc. July 26, 2006[1]	5.22	49,913	49,725
ING (U.S.) Funding LLC July 10, 2006	5.05	50,000	49,931
ING (U.S.) Funding LLC August 15, 2006	5.28	33,500	33,276
ING (U.S.) Funding LLC August 28, 2006	5.32	75,000	74,358
International Lease Finance Corp. July 6, 2006	5.05	50,000	49,958
International Lease Finance Corp. July 17, 2006	5.04	40,000	39,906
International Lease Finance Corp. August 8, 2006	5.16	50,000	49,722
International Lease Finance Corp. August 24, 2006	5.29	25,000	24,807
IXIS Commercial Paper Corp. July 7, 2006[1]	4.99	100,000	99,907
IXIS Commercial Paper Corp. July 10, 2006[1]	5.06	50,000	49,930
IXIS Commercial Paper Corp. August 10, 2006[1]	5.24	50,000	49,704
KfW International Finance Inc. July 10, 2006[1]	5.01	50,000	49,931
Kimberly-Clark Worldwide Inc. July 6, 2006[1]	4.99	25,000	24,979
Kimberly-Clark Worldwide Inc. July 7, 2006[1]	5.00	39,500	39,462
Medtronic Inc. August 21, 2006[1]	5.26	10,000	9,925
Mont Blanc Capital Corp. July 19, 2006[1]	5.23	50,000	49,862
Nestlé Capital Corp. July 5, 2006[1]	5.02	81,000	80,944
Nestlé Capital Corp. July 12, 2006[1]	5.02	75,000	74,880
NetJets Inc. July 24, 2006[1]	5.05	25,000	24,917
NetJets Inc. August 14, 2006[1]	5.24	21,500	21,360
NetJets Inc. August 18, 2006[1]	5.27	30,000	29,786
NetJets Inc. August 24, 2006[1]	5.29	24,000	23,807
Old Line Funding, LLC July 7, 2006[1]	5.06	47,508	47,461
Old Line Funding, LLC July 14, 2006[1]	5.09	28,000	27,945
Park Avenue Receivables Co., LLC July 5, 2006[1]	5.07	50,000	49,965
Park Avenue Receivables Co., LLC July 6, 2006[1]	5.07	50,000	49,958
Park Avenue Receivables Co., LLC August 4, 2006[1]	5.31	125,000	124,358
Sheffield Receivables Corp. July 5, 2006[1]	5.07	31,700	31,678
Sheffield Receivables Corp. July 27, 2006[1]	5.24	30,000	29,883
Sheffield Receivables Corp. August 7, 2006[1]	5.29	50,000	49,723
Siemens Capital Co. LLC August 8, 2006	5.13	50,000	49,724
Siemens Capital Co. LLC August 17, 2006	5.25	60,000	59,583
Spintab AB (Swedmortgage) August 21, 2006	5.41	21,000	20,837
Spintab AB (Swedmortgage) August 28, 2006	5.41	29,075	28,820
Stadshypotek Delaware Inc. July 12, 2006[1]	5.05	10,000	9,983
Stadshypotek Delaware Inc. July 19, 2006[1]	5.05	14,500	14,463
Stadshypotek Delaware Inc. August 8, 2006[1]	5.29	12,500	12,429
Statoil ASA July 10, 2006[1]	5.09	35,000	34,951
Swedish Export Credit Corp. July 28, 2006	5.11	41,050	40,888
Swedish Export Credit Corp. August 17, 2006	5.25	25,000	24,826
Three Pillars Funding, LLC July 14, 2006[1]	5.17	57,377	57,262
Three Pillars Funding, LLC July 18, 2006[1]	5.25	20,000	19,948
Three Pillars Funding, LLC July 26, 2006[1]	5.31	50,000	49,809
Three Pillars Funding, LLC July 27, 2006[1]	5.32	50,869	50,667
Three Pillars Funding, LLC August 28, 2006[1]	5.41	29,772	29,510
Toronto-Dominion Holdings USA Inc. July 25, 2006[1]	5.09	50,000	49,827
Toronto-Dominion Holdings USA Inc. August 17, 2006[1]	5.20	75,000	74,499
Toronto-Dominion Holdings USA Inc. August 22, 2006[1]	5.19	50,000	49,616
Total Capital SA July 5, 2006[1]	5.02	100,000	99,934
Total Capital SA July 14, 2006[1]	5.02	100,000	99,813
Toyota Motor Credit Corp. July 19, 2006	5.06	63,000	62,833
Toyota Motor Credit Corp. August 22, 2006	5.31	50,000	49,616
Triple-A One Funding Corp. July 5, 2006[1]	5.06	40,090	40,062
Triple-A One Funding Corp. July 6, 2006[1]	5.07	20,000	19,983
UBS Finance (Delaware) LLC August 2, 2006	5.15	50,000	49,777
UBS Finance (Delaware) LLC August 3, 2006	5.20	115,600	115,058
UnionBanCal Commercial Funding Corp. July 20, 2006	5.05	89,000	88,759
Variable Funding Capital Corp. July 19, 2006[1]	5.11	25,000	24,933
Variable Funding Capital Corp. August 21, 2006[1]	5.22	100,000	99,241
Variable Funding Capital Corp. August 31, 2006[1]	5.36	100,000	99,115
Wal-Mart Stores Inc. July 6, 2006[1]	4.98	30,000	29,975
Wal-Mart Stores Inc. July 11, 2006[1]	4.96	50,000	49,924
Wal-Mart Stores Inc. July 18, 2006[1]	5.02	127,600	127,284
Wal-Mart Stores Inc. July 25, 2006[1]	5.04	27,250	27,155
Westpac Banking Corp. August 18, 2006[1]	5.30	50,000	49,642
			7,974,615

FEDERAL AGENCY DISCOUNT NOTES — 24.95%
Fannie Mae July 3, 2006	4.87	114,800	114,751
Fannie Mae August 1, 2006	5.02	100,000	99,562
Fannie Mae August 10, 2006	5.05	100,000	99,393
Fannie Mae August 11, 2006	5.05	100,000	99,378
Fannie Mae August 16, 2006	5.28	150,000	148,974
Fannie Mae August 29, 2006	5.25	100,000	99,116
Federal Farm Credit Banks July 3, 2006	4.94	80,000	79,967
Federal Farm Credit Banks July 5, 2006	4.95	75,000	74,948
Federal Farm Credit Banks July 7, 2006	4.97	135,000	134,870
Federal Farm Credit Banks July 12, 2006	4.97	50,000	49,917
Federal Farm Credit Banks August 4, 2006	5.19	50,000	49,749
Federal Farm Credit Banks August 7, 2006	5.19	85,000	84,537
Federal Farm Credit Banks August 16, 2006	5.07	25,000	24,828
Federal Home Loan Bank July 5, 2006	4.97	1,000	999
Federal Home Loan Bank July 14, 2006	4.98	63,700	63,577
Federal Home Loan Bank July 26, 2006	4.99	229,000	228,128
Federal Home Loan Bank August 4, 2006	5.06	73,500	73,141
Federal Home Loan Bank August 9, 2006	5.08	125,000	124,257
Federal Home Loan Bank August 23, 2006	5.25	49,900	49,496
Freddie Mac July 21, 2006	4.96	200,000	199,392
Freddie Mac July 24, 2006	4.97	75,000	74,746
Freddie Mac August 4, 2006	5.09	1,700	1,692
Freddie Mac August 9, 2006	5.21	47,000	46,729
Freddie Mac August 21, 2006	5.12	100,000	99,253
Freddie Mac August 25, 2006	5.21	120,000	119,035
International Bank for Reconstruction and Development July 5, 2006	4.98	145,000	144,900
Tennessee Valley Authority July 13, 2006	4.98	141,252	140,999
Tennessee Valley Authority July 20, 2006	5.03	59,650	59,484
Tennessee Valley Authority August 3, 2006	5.18	125,000	124,392
			2,710,210

CERTIFICATES OF DEPOSIT — 2.85%
Canadian Imperial Bank of Commerce July 11, 2006	5.05	100,000	99,999
Canadian Imperial Bank of Commerce July 31, 2006	5.10	25,000	25,001
Depfa Bank PLC July 18, 2006	5.22	35,000	35,000
UnionBanCal Commercial Funding Corp. August 14, 2006	5.23	75,000	75,000
Wells Fargo Bank, N.A. July 31, 2006	5.30	75,000	75,000
			310,000

U.S. TREASURIES — 0.02%
U.S. Treasury Bills July 20, 2006	4.82	1,700	1,696

Total investment securities (cost: $10,996,483,000)			$10,996,521
Other assets less liabilities			(133,948)

Net assets			$10,862,573

1Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $4,574,969,000, which represented 42.12% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$364
Gross unrealized depreciation on investment securities	(326)
Net unrealized appreciation on investment securities	38
Cost of investment securities for federal income tax purposes	10,996,483

MFGEFP-909-0606-S6914

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: August 28, 2006

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and PFO

Date: August 28, 2006